UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0108
1.734014.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,026.00	$ .00**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio of .0002%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/07	% of fund's investments 5/31/07	% of fund's investments 11/30/06
0 - 30	87.3	94.5	95.5
31 - 90	9.5	3.0	3.8
91 - 180	0.5	0.0	0.0
181 - 397	2.7	2.5	0.7
Weighted Average Maturity
	11/30/07	5/31/07	11/30/06
Fidelity Cash Central Fund	17 Days	9 Days	5 Days
All Taxable Money Market Funds Average*	40 Days	42 Days	41 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2007	As of May 31, 2007
Commercial Paper 1.0%	Commercial Paper 0.0%
Bank CDs, BAs, TDs, and Notes 6.5%	Bank CDs, BAs, TDs, and Notes 17.8%
Government Securities 14.0%	Government Securities 3.8%
Interfund Loans 0.0%	Interfund Loans 0.6%
Repurchase Agreements 78.8%	Repurchase Agreements 78.4%
Net Other Assets** (0.3)%	Net Other Assets** (0.6)%

** Net Other Assets are not included in the pie chart.
* Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 1.0%
	Due Date	Yield (a)	Principal Amount	Value
Bear Stearns Companies, Inc.
	12/3/07	4.70%	$ 394,384,000	$ 394,281,022
Federal Agencies - 14.0%

Fannie Mae - 1.0%
	1/9/08 to 7/25/08	4.71 to 5.04	418,700,000	410,918,932

Federal Home Loan Bank - 11.1%
	12/20/07 to 11/28/08	4.50 to 5.41 (c)	4,322,850,000	4,321,320,221

Freddie Mac - 1.9%
	1/7/08 to 7/21/08	4.70 to 5.32	746,219,000	730,800,379

TOTAL FEDERAL AGENCIES				5,463,039,532
Time Deposits - 6.5%

Deutsche Bank AG
	12/3/07	4.69	575,000,000	575,000,000
Societe Generale
	12/3/07	4.63	950,000,000	950,000,000
UBS AG
	12/3/07	4.70	1,000,000,000	1,000,000,000
TOTAL TIME DEPOSITS				2,525,000,000
Interfund Loans - 0.0%

With Fidelity Growth & Income Portfolio, at 4.80% due 12/3/07 (b)			1,867,000	1,867,000
Repurchase Agreements - 78.8%
	Maturity Amount		Value
In a joint trading account at:
3.08% dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 1,724,323,046		$ 1,723,880,000
3.47% dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	17,862,167		17,857,000
4.65% dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	27,047,513,471		27,037,034,000
(Collateralized by U.S. Government Obligations) #	296,124,676		296,010,000
With:
Banc of America Securities LLC at 4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at:
$31,500,001, 7.95%, 2/1/10)	30,012,219		30,000,000
$69,300,000, 5.42% - 12.26%, 6/30/12 - 10/1/51)	66,026,881		66,000,000
Citigroup Global Markets, Inc. at:
4.79%, dated 11/30/07 due 12/3/07 (Collateralized by Commercial Paper Obligations valued at $204,000,001, 0%, 12/3/07 - 12/11/07)	200,079,792		200,000,000
4.81%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $146,880,001, 5.25% - 6.85%, 12/16/13 - 11/15/36)	144,057,690		144,000,000
Lehman Brothers, Inc. at:
4.79%, dated 11/30/07 due 12/3/07 (Collateralized by Equity Securities valued at $145,181,808)	138,055,056		138,000,000
4.81%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $1,208,551,612, 1.33% - 12.96%, 1/15/08 - 10/1/46)	1,151,461,119		1,151,000,000
TOTAL REPURCHASE AGREEMENTS		30,803,781,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $39,187,968,554)			39,187,968,554
NET OTHER ASSETS - (0.3)%			(116,326,149)
NET ASSETS - 100%		$ 39,071,642,405
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$1,723,880,000 due 12/03/07 at 3.08%
BNP Paribas Securities Corp.	$ 1,199,347,687
Barclays Capital, Inc.	199,804,129
Greenwich Capital Markets, Inc.	149,918,461
HSBC Securities (USA), Inc.	149,918,461
Merrill Lynch Government Securities, Inc.	24,891,262
$ 1,723,880,000
$17,857,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 1,879,099
Barclays Capital, Inc.	7,825,911
ING Financial Markets LLC	2,717,330
Lehman Brothers, Inc.	5,434,660
$ 17,857,000
Repurchase Agreement/Counterparty	Value
$27,037,034,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 1,042,690,091
BNP Paribas Securities Corp.	1,720,438,650
Banc of America Securities LLC	625,366,590
Bank of America, NA	10,426,900,910
Barclays Capital, Inc.	4,667,084,323
Citigroup Global Markets, Inc.	695,126,727
ING Financial Markets LLC	3,475,633,637
Societe Generale, New York Branch	213,032,708
UBS Securities LLC	3,475,633,637
WestLB AG	695,126,727
$ 27,037,034,000
$296,010,000 due 12/03/07 at 4.65%
BNP Paribas Securities Corp.	$ 37,001,250
Banc of America Securities LLC	37,001,250
Bear Stearns & Co., Inc.	26,910,000
Dresdner Kleinwort Securities LLC	53,820,000
Greenwich Capital Markets, Inc.	67,275,000
Morgan Stanley & Co., Inc.	74,002,500
$ 296,010,000
Income Tax Information
At May 31, 2007, the fund had a capital loss carryforward of approximately $2,290,564 of which $202,272, $2,075,413 and $12,879 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $30,803,781,000) - See accompanying schedule: Unaffiliated issuers (cost $39,186,101,554)	$ 39,186,101,554
Other affiliated issuers (cost $1,867,000)	1,867,000
Total Investments (cost $39,187,968,554)		$ 39,187,968,554
Cash		224
Interest receivable		31,095,493
Other affiliated receivables		16,817
Total assets		39,219,081,088

Liabilities
Distributions payable	$ 147,420,060
Other payables and accrued expenses	18,623
Total liabilities		147,438,683

Net Assets		$ 39,071,642,405
Net Assets consist of:
Paid in capital		$ 39,073,708,597
Undistributed net investment income		170,962
Accumulated undistributed net realized gain (loss) on investments		(2,237,154)
Net Assets, for 39,067,911,530 shares outstanding		$ 39,071,642,405
Net Asset Value, offering price and redemption price per share ($39,071,642,405 ÷ 39,067,911,530 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2007 (Unaudited)
Investment Income
Interest (including $707,893 from affiliated interfund lending)		$ 861,815,591

Expenses
Custodian fees and expenses	$ 40,592
Independent trustees' compensation	57,299
Total expenses before reductions	97,891
Expense reductions	(59,812)	38,079
Net investment income		861,777,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,914
Net increase in net assets resulting from operations		$ 861,815,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2007 (Unaudited)	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 861,777,512	$ 1,594,321,156
Net realized gain (loss)	37,914	5,884
Net increase in net assets resulting from operations	861,815,426	1,594,327,040
Distributions to shareholders from net investment income	(861,767,934)	(1,594,319,793)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	127,255,364,361	212,283,780,071
Cost of shares redeemed	(116,807,515,920)	(217,800,474,595)
Net increase (decrease) in net assets and shares resulting from share transactions	10,447,848,441	(5,516,694,524)
Total increase (decrease) in net assets	10,447,895,933	(5,516,687,277)

Net Assets
Beginning of period	28,623,746,472	34,140,433,749
End of period (including undistributed net investment income of $170,962 and undistributed net investment income of $161,384, respectively)	$ 39,071,642,405	$ 28,623,746,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2007	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.053	.041	.020	.011	.016
Distributions from net investment income	(.026)	(.053)	(.041)	(.020)	(.011)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	2.60%	5.43%	4.15%	2.05%	1.11%	1.58%
Ratios to Average Net Assets E
Expenses before reductionsD	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-% A	-%	-%	-%	-%	-%
Net investment income	5.13% A	5.30%	4.11%	2.05%	1.10%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,071,642	$ 28,623,746	$ 34,140,434	$ 26,106,168	$ 23,377,598	$ 25,174,899

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2007 (Unaudited)

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 39,187,968,554

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 17,454,221	5.12%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $57,299.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,513.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0108
1.734025.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,018.90	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0020%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/07	% of fund's investments 5/31/07	% of fund's investments 11/30/06
0 - 30	100.00	100.00	99.7
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.3
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	11/30/07	5/31/07	11/30/06
Fidelity Municipal Cash Central Fund	6 Days	6 Days	6 Days
All Tax-Free Money Market Funds Average*	31 Days	20 Days	25 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2007	As of May 31, 2007
Variable Rate Demand Notes (VRDNs) 99.6%	Variable Rate Demand Notes (VRDNs) 99.0%
Net Other Assets 0.4%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 3.9% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	$ 1,200,000	$ 1,200,000
Alaska - 2.1%
Alaska Int'l. Arpts. Revs. Series 2006 C, 3.68% (MBIA Insured), VRDN (a)(b)	12,000,000	12,000,000
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
		18,000,000
Arizona - 2.1%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.67%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN Series LB 06 P29U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,555,000	1,555,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series Putters 1306, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,670,000	2,670,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	900,000	900,000
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,990,000	2,990,000
		18,415,325
Arkansas - 0.8%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.67%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,110,000	3,110,000
Series ROC II R121, 3.74% (Liquidity Facility Citibank NA) (a)(b)(c)	2,375,000	2,375,000
		6,485,000
California - 9.3%
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.) Series 2005 H, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	16,000,000	16,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2001 J, 3.68% (FSA Insured), VRDN (a)(b)	$ 14,665,000	$ 14,665,000
Series 2001 U, 3.68% (MBIA Insured), VRDN (a)(b)	4,640,000	4,640,000
Series 2003 U, 3.68% (FSA Insured), VRDN (a)(b)	15,300,000	15,300,000
Series F, 3.68% (Liquidity Facility Fortis Banque SA), VRDN (a)(b)	20,405,000	20,405,000
Series H, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	6,470,000	6,470,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.25%, VRDN (a)(b)	500,000	500,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.82%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		79,405,000
Colorado - 1.9%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series LB 07 P17, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,300,000	1,300,000
Series PT 688, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,340,000	4,340,000
Series 2000 B, 3.72% (MBIA Insured), VRDN (a)(b)	3,000,000	3,000,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	128,500	128,500
		16,003,500
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.85%, VRDN (a)	5,700,000	5,700,000
Series 1999 A, 4.05%, VRDN (a)	500,000	500,000
Series 1999 B, 4.15%, VRDN (a)(b)	1,100,000	1,100,000
		7,300,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 1.1%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 3.76% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$ 2,100,000	$ 2,100,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series EGL 07 0025, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,880,000	1,880,000
Series EGL 07 0026, 3.76% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,100,000	1,100,000
Series PT 1991, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,125,000	3,125,000
Series Putters 1691, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
		9,205,000
Florida - 8.6%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 1927, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Florida Hsg. Participating VRDN Series Clipper 07 49, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,965,000	2,965,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 3.65%, LOC Fannie Mae, VRDN (a)(b)	6,060,000	6,060,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,300,000	1,300,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.7%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,300,000	1,300,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.66%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Miami Gen. Oblig. Participating VRDN Series EC 1168, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series MS 06 1829, 3.71% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,150,500	10,150,500
Series ROC II R 10197, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	1,100,000	1,100,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series MS 06 2055, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,540,000	2,540,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,740,000	1,740,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,450,000	$ 5,450,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 3.66%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,740,000	7,740,000
Sunshine State Govt. Fing. Commission Rev. Series 1986, 3.67% (AMBAC Insured), VRDN (a)	5,500,000	5,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
		73,345,500
Georgia - 5.5%
Atlanta Arpt. Rev.:
Participating VRDN Series Merlots 00 CCC, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,800,000	1,800,000
Series 2003 RFB3, 3.61% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 3.7%, VRDN (a)(b)	13,000,000	13,000,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.66%, LOC Regions Bank of Alabama, VRDN (a)(b)	12,950,000	12,950,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	935,000	935,000
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 3.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,100,000	1,100,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.65%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,985,000	1,985,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.76%, LOC Wachovia Bank NA, VRDN (a)(b)	4,335,000	4,335,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 3.95%, VRDN (a)(b)	1,100,000	1,100,000
		46,800,000
Municipal Securities - continued
	Principal Amount	Value
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 1,690,000	$ 1,690,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,080,000	7,080,000
		8,770,000
Illinois - 5.8%
Aurora Single Family Mtg. Rev. Participating VRDN Series Merlots 07 E5, 3.72% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,290,000	5,290,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series ROC R II 10260, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,200,000	2,200,000
Chicago Midway Arpt. Rev. Series 1998 A, 3.62% (MBIA Insured), VRDN (a)(b)	1,430,000	1,430,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.7% (Liquidity Facility DEPFA BANK PLC) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,150,000	6,150,000
Series PT 1993, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,020,000	1,020,000
Series Putters 653Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,195,000	6,195,000
Series ROC II R239, 3.74% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Series ROC II R70, 3.74% (Liquidity Facility Citibank NA) (a)(b)(c)	2,275,000	2,275,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 3.7%, VRDN (a)(b)	2,300,000	2,300,000
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series EC 1176, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
		49,595,000
Indiana - 5.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.66%, LOC Calyon, VRDN (a)(b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 5,050,000	$ 5,050,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,415,000	4,415,000
Series PT 731, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Series Putters 3490, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	2,705,000	2,705,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.93%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	70,000	70,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
(BP PLC Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	25,900,000	25,900,000
		47,140,000
Kansas - 0.8%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.66%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 2.6%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.73%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.73%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.67% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,345,000	1,345,000
		21,885,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 3.7%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 4,815,000	$ 4,815,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.77% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,128,000	1,128,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.7%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 3.7%, VRDN (a)(b)	5,900,000	5,900,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 3.69%, VRDN (a)(b)	4,670,000	4,670,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.8%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 3.8%, VRDN (a)(b)	3,700,000	3,700,000
Series 1995, 3.8%, VRDN (a)(b)	3,050,000	3,050,000
		31,413,000
Maine - 0.0%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	20,000	20,000
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 3.63%, LOC Fannie Mae, VRDN (a)(b)	3,400,000	3,400,000
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series F, 3.67% (Liquidity Facility Bank of America NA), VRDN (a)	5,175,000	5,175,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2004 A, 3.62% (FGIC Insured), VRDN (a)(b)	8,000,000	8,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (MANS Proj.) Series A, 3.76%, LOC Comerica Bank, Detroit, VRDN (a)(b)	100,000	100,000
		13,275,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 0.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.7% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	$ 1,700,000	$ 1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,455,000	2,455,000
		4,155,000
Missouri - 1.7%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2005 B, 3.68% (MBIA Insured), VRDN (a)(b)	4,200,000	4,200,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series FRRI 03 L5J, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,580,000	4,580,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 3.64%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,050,000	4,050,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600,000	1,600,000
		14,430,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,155,000	1,155,000
Nevada - 2.0%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,400,000	3,400,000
Series Putters 498, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	5,225,000	5,225,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.25%, VRDN (a)(b)	2,500,000	2,500,000
		17,315,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 0.6%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 3, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 4,618,000	$ 4,618,000
Series Merlots 02 A4, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	625,000	625,000
		5,243,000
New Jersey - 0.7%
New Jersey Tpk. Auth. Tpk. Rev. Series 2003 C1, 3.62% (FSA Insured), VRDN (a)	6,325,000	6,325,000
New Mexico - 0.3%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,211,000	2,211,000
New York - 0.6%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Spring Creek Hsg. Proj.) Series 2006 A, 3.66%, LOC Citibank NA, VRDN (a)(b)	5,000,000	5,000,000
New York & New Jersey - 1.0%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.9%
Multi-state Participating VRDN Series Putters 1850 F, 3.76% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,470,000	1,470,000
Multi-state Hsg. Participating VRDN:
Series Clipper 07 14, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	600,000	600,000
Series Clipper 07 47, 3.71% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,200,000	1,200,000
Series Clipper 07 52, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,400,000	4,400,000
		7,670,000
North Carolina - 1.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	395,000	395,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,550,000	6,550,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 2,515,000	$ 2,515,000
Series Merlots A70, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	485,000	485,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Participating VRDN Series MT 100, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,430,000	6,430,000
		16,375,000
North Dakota - 1.3%
North Dakota Hsg. Fin. Agcy. Rev. Series A, 3.67% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	11,100,000	11,100,000
Ohio - 2.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 B, 3.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 3.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 3.68%, LOC KeyBank NA, VRDN (a)	4,000,000	4,000,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.73%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.95%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 3.68% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 06N, 3.62% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,350,000	3,350,000
Ohio Solid Waste Rev. (BP Exploration & Oil, Inc. Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
		20,250,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 1.0%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 3,457,353	$ 3,457,353
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 3.7% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
		8,457,353
Oregon - 0.3%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 3.73%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,380,000	1,380,000
		2,780,000
Pennsylvania - 4.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.85%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
North Pennsylvania Wtr. Auth. Wtr. Rev. 3.7% (FGIC Insured), VRDN (a)	6,530,000	6,530,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.73%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,090,000	1,090,000
(Merck & Co. Proj.) Series 2000, 3.65%, VRDN (a)(b)	2,900,000	2,900,000
(York Wtr. Co. Proj.) Series B, 3.65% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	1,210,000	1,210,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D3, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.25%, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 3.65% (AMBAC Insured), VRDN (a)(b)	8,500,000	8,500,000
Series A, 3.65% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 06 B15, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 1,000,000	$ 1,000,000
(Single Family Mtg. Proj.) Series 2006 92B, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	4,700,000	4,700,000
		41,480,000
South Carolina - 3.0%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.69%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.81%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,265,000	5,265,000
(Cedarwoods Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,435,000	5,435,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.67%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		25,700,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.68% (Liquidity Facility Bank of America NA) (a)(b)(c)	940,000	940,000
Series LB 06 P41, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,400,000	2,400,000
		3,340,000
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.62%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 3.7% (AMBAC Insured), VRDN (a)(b)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 900,000	$ 900,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,295,000	1,295,000
		13,195,000
Texas - 9.5%
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,980,000	1,980,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,595,000	1,595,000
Series PT 2830, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,455,000	3,455,000
Series PT 738, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	7,825,000	7,825,000
Series Putters 351, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,700,000	3,700,000
Series Putters 353, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,950,000	2,950,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 3.7%, LOC BNP Paribas SA, VRDN (a)(b)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.7% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 1997, 3.7%, VRDN (a)(b)	16,000,000	16,000,000
(Exxon Mobil Proj.) 3.66% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,585,000	7,585,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1993, 3.7%, VRDN (a)(b)	4,400,000	4,400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1995, 3.7% (BP PLC Guaranteed), VRDN (a)(b)	4,600,000	4,600,000
Houston Arpt. Sys. Rev. Series A, 3.66% (FSA Insured), VRDN (a)(b)	1,500,000	1,500,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	995,000	995,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 3.72% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,260,000	5,260,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.9%, VRDN (a)(b)	$ 2,895,000	$ 2,895,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 3.7% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,320,000	2,320,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,075,000	3,075,000
		81,135,000
Virginia - 2.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.13% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1996 A, 3.71%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,600,000	5,600,000
Series 1997, 3.71%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	3,300,000	3,300,000
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series LB 06 P109, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,100,000	1,100,000
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2662, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,055,000	3,055,000
Virginia Port Auth. Port Facilities Rev. Participating VRDN Series EGL 06 0119, 3.78% (Liquidity Facility Citibank NA) (a)(b)(c)	3,000,000	3,000,000
		22,055,000
Washington - 7.9%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (BP West Coast Products LLC Proj.) 3.7%, VRDN (a)(b)	8,000,000	8,000,000
Port of Seattle Rev. Participating VRDN Series PT 2171, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,095,000	9,095,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	$ 3,050,000	$ 3,050,000
Series Putters 1053, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,060,000	3,060,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.72%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,365,000	3,365,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Highland Park Apts. Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (a)(b)	3,000,000	3,000,000
(Pinehurst Apts. Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (a)(b)	12,000,000	12,000,000
(Seaport Landing Retirement Proj.) Series A, 3.58%, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
(Woodland Retirement Proj.) Series A, 3.58%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,400,000	9,400,000
		67,515,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.7%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities Auth. Rev. (Gundersen Lutheran Clinic Proj.) Series A, 3.68% (FGIC Insured), VRDN (a)	$ 6,370,000	$ 6,370,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 3.7% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,255,000	1,255,000
		7,625,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $852,483,678)		852,483,678
NET OTHER ASSETS - 0.4%		3,169,634
NET ASSETS - 100%		$ 855,653,312
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $852,483,678)		$ 852,483,678
Interest receivable		5,400,436
Total assets		857,884,114

Liabilities
Payable to custodian bank	$ 20,801
Distributions payable	2,205,872
Other payables and accrued expenses	4,129
Total liabilities		2,230,802

Net Assets		$ 855,653,312
Net Assets consist of:
Paid in capital		$ 855,622,382
Undistributed net investment income		9,822
Accumulated undistributed net realized gain (loss) on investments		21,108
Net Assets, for 855,246,935 shares outstanding		$ 855,653,312
Net Asset Value, offering price and redemption price per share ($855,653,312 ÷ 855,246,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended November 30, 2007 (Unaudited)
Investment Income
Interest		$ 12,945,217

Expenses
Custodian fees and expenses	$ 6,821
Independent trustees' compensation	1,235
Total expenses before reductions	8,056
Expense reductions	(5,492)	2,564
Net investment income		12,942,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,975
Net increase in net assets resulting from operations		$ 12,972,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2007 (Unaudited)	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,942,653	$ 29,716,132
Net realized gain (loss)	29,975	10,226
Net increase in net assets resulting from operations	12,972,628	29,726,358
Distributions to shareholders from net investment income	(12,942,875)	(29,715,909)
Distributions to shareholders from net realized gain	(8,866)	-
Total distributions	(12,951,741)	(29,715,909)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,005,228,248	1,233,494,491
Cost of shares redeemed	(1,822,066,948)	(1,460,483,028)
Net increase (decrease) in net assets and shares resulting from share transactions	183,161,300	(226,988,537)
Total increase (decrease) in net assets	183,182,187	(226,978,088)

Net Assets
Beginning of period	672,471,125	899,449,213
End of period (including undistributed net investment income of $9,822 and undistributed net investment income of $10,044, respectively)	$ 855,653,312	$ 672,471,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2007	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.037	.029	.017	.010	.014
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.020	.037	.029	.017	.010	.014
Distributions from net investment income	(.020)	(.037)	(.029)	(.017)	(.010)	(.014)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.020)	(.037)	(.029)	(.017)	(.010)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.89%	3.76%	2.94%	1.76%	1.02%	1.38%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	.01%	.01%	-% D	-% D	-% D
Expenses net of fee waivers, if any	-% A, D	.01%	.01%	-% D	-% D	-% D
Expenses net of all reductions	-% A, D	.01%	.01%	-% D	-% D	-% D
Net investment income	3.74% A	3.69%	2.84%	1.69%	1.01%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,653	$ 672,471	$ 899,449	$ 1,636,819	$ 2,541,929	$ 1,875,463

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2007 (Unaudited)

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 852,483,678

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,235.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,257.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0108
1.743119.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period * June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,026.20	$ .00 **
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .00 **

* Expenses are equal to the Fund's annualized expense ratio of .0003%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/07	% of fund's investments 5/31/07	% of fund's investments 11/30/06
0 - 30	87.8	95.6	95.6
31 - 90	9.1	1.6	2.1
91 - 180	1.0	0.0	1.2
181 - 397	2.1	2.8	1.1
Weighted Average Maturity
	11/30/07	5/31/07	11/30/06
Fidelity Securities Lending Cash Central Fund	17 Days	9 Days	7 Days
All Taxable Money Market Funds Average *	40 Days	42 Days	41 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2007	As of May 31, 2007
Government Securities 15.1%	Government Securities 3.5%
Repurchase Agreements 85.2%	Repurchase Agreements 97.5%
Net Other Assets ** (0.3)%	Net Other Assets ** (1.0)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 14.6%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.4%
1/9/08	4.71%	$ 80,361,000	$ 79,955,746
Federal Home Loan Bank - 12.9%
12/4/07 to 11/28/08	4.50 to 5.49 (b)	2,396,639,000	2,395,666,219
Freddie Mac - 1.3%
4/7/08 to 6/12/08	4.70 to 5.32	242,000,000	236,405,425
TOTAL FEDERAL AGENCIES			2,712,027,390
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills - 0.5%
5/8/08	3.85 to 3.87	90,000,000	88,494,429
Repurchase Agreements - 85.2%
	Maturity Amount
In a joint trading account at 4.65% dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 4,862,080,797	4,860,197,000
(Collateralized by U.S. Government Obligations) #	723,431,152	723,151,000
With:
Banc of America Securities LLC at 4.79%, dated 11/30/07 due 12/3/07:
(Collateralized by Commercial Paper valued at $408,000,001, 0%, 12/3/07 - 11/5/08)	400,159,583	400,000,000
(Collateralized by Mortgage Obligations valued at $541,620,000, 2.87% - 8.8%, 12/17/07 - 10/1/37)	531,211,847	531,000,000
Barclays Capital, Inc. at 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at:
$439,620,000, 4.77% - 8%, 4/1/13 - 6/10/57)	431,173,747	431,000,000
$510,000,001, 4.69% - 5.38%, 11/15/12 - 4/25/47)	500,201,563	500,000,000
Bear Stearns & Co. at 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $958,930,922, 0%, 8/1/35 - 7/1/37)	931,375,503	931,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse First Boston, Inc. at:
4.79%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at:
$255,000,078, 3.34% - 9%, 5/2/08 - 11/17/36)	$ 250,099,740	$ 250,000,000
$510,863,766, 1.04% - 9.15%, 3/23/10 - 12/8/46)	500,199,479	500,000,000
4.81%, dated 11/30/07 due 12/3/07:
(Collateralized by Mortgage Loan Obligations valued at $85,052,313, 4.92% - 8.02%, 10/10/08 - 6/15/39)	81,032,451	81,000,000
(Collateralized by Equity Securities valued at $100,013,354)	100,040,063	100,000,000
Deutsche Bank Securities, Inc. at:
4.76%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $510,000,001, 0% - 9.2%, 4/2/08 - 7/15/43)	500,198,229	500,000,000
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $452,550,001, 5.53% - 6.57%, 9/28/46 - 10/25/47)	431,173,747	431,000,000
Goldman Sachs & Co. at:
4.76%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $102,000,000, 4% - 9.66%, 1/2/30 - 8/23/52)	100,039,646	100,000,000
4.78%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $210,000,310, 1.38% - 7%, 2/1/12 - 2/15/30)	200,079,625	200,000,000
4.79%, dated 11/30/07 due 12/3/07 (Collateralized by Equity Securities valued at $525,000,033)	500,199,479	500,000,000
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $133,620,000, 5% - 6%, 2/1/33 - 12/1/33)	131,052,809	131,000,000
J.P. Morgan Securities, Inc. at 4.89%, dated 11/30/07 due 12/3/07:
(Collateralized by Corporate Obligations valued at $787,502,894, 1.14% - 13.5%, 6/15/09 - 11/9/42)	750,305,469	750,000,000
(Collateralized by a Mortgage Loan Obligation valued at $190,053,859, 4.78%, 12/31/36)	181,073,720	181,000,000
Lehman Brothers, Inc. at 4.79%, dated 11/30/07 due 12/3/07 (Collateralized by Equity Securities valued at $977,557,794)	931,371,430	931,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
4.81%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $714,004,337, 4.5% - 9.63%, 1/15/08 - 6/1/37)	$ 700,280,438	$ 700,000,000
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $242,552,085, 0% - 8.1%, 3/25/19 - 9/12/49)	231,093,122	231,000,000
Morgan Stanley & Co. at:
4.76%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $153,254,541, 0%, 12/3/07 - 2/25/37)	150,059,469	150,000,000
4.84%, dated 11/30/07 due 12/3/07:
(Collateralized by Corporate Obligations valued at $408,903,819, 4.67% - 10%, 5/15/09 - 10/28/52)	400,161,250	400,000,000
(Collateralized by Mortgage Loan Obligations valued at $401,287,572, 0% - 6.5%, 2/25/08 - 7/15/56)	381,153,591	381,000,000
Wachovia Securities, Inc. at 4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $949,620,001, 4.82% - 8.63%, 10/10/10 - 2/15/51)	931,375,503	931,000,000
TOTAL REPURCHASE AGREEMENTS		15,824,348,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $18,624,869,819)		18,624,869,819
NET OTHER ASSETS - (0.3)%		(55,735,863)
NET ASSETS - 100%		$ 18,569,133,956
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,860,197,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 187,434,733
BNP Paribas Securities Corp.	309,267,310
Banc of America Securities LLC	112,416,355
Bank of America, NA	1,874,347,331
Barclays Capital, Inc.	838,958,490
Citigroup Global Markets, Inc.	124,956,489
ING Financial Markets LLC	624,782,444
Societe Generale, New York Branch	38,294,915
UBS Securities LLC	624,782,444
WestLB AG	124,956,489
$ 4,860,197,000
Repurchase Agreement / Counterparty	Value
$723,151,000 due 12/03/07 at 4.65%
BNP Paribas Securities Corp.	$ 90,393,875
Banc of America Securities LLC	90,393,875
Bear Stearns & Co., Inc.	65,741,000
Dresdner Kleinwort Securities LLC	131,482,000
Greenwich Capital Markets, Inc.	164,352,500
Morgan Stanley & Co., Inc.	180,787,750
$ 723,151,000
Income Tax Information
At May 31, 2007, the fund had a capital loss carryforward of approximately $487,006 of which $35,629, $349,485 and $101,892 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,824,348,000) - See accompanying schedule: Unaffiliated issuers (cost $18,624,869,819)		$ 18,624,869,819
Interest receivable		16,346,072
Total assets		18,641,215,891

Liabilities
Payable to custodian bank	$ 115
Distributions payable	72,069,619
Other payables and accrued expenses	12,201
Total liabilities		72,081,935

Net Assets		$ 18,569,133,956
Net Assets consist of:
Paid in capital		$ 18,569,091,145
Undistributed net investment income		10,558
Accumulated undistributed net realized gain (loss) on investments		32,253
Net Assets, for 18,569,037,274 shares outstanding		$ 18,569,133,956
Net Asset Value, offering price and redemption price per share ($18,569,133,956 ÷ 18,569,037,274 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended November 30, 2007 (Unaudited)

Investment Income
Interest		$ 465,824,653

Expenses
Custodian fees and expenses	$ 23,089
Independent trustees' compensation	34,907
Total expenses before reductions	57,996
Expense reductions	(38,663)	19,333
Net investment income		465,805,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519,259
Net increase in net assets resulting from operations		$ 466,324,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2007 (Unaudited)	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 465,805,320	$ 790,174,894
Net realized gain (loss)	519,259	1,966
Net increase in net assets resulting from operations	466,324,579	790,176,860
Distributions to shareholders from net investment income	(465,807,207)	(790,150,270)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	55,683,144,200	119,249,447,047
Cost of shares redeemed	(57,939,167,681)	(112,055,905,056)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,256,023,481)	7,193,541,991
Total increase (decrease) in net assets	(2,255,506,109)	7,193,568,581

Net Assets
Beginning of period	20,824,640,065	13,631,071,484
End of period (including undistributed net investment income of $10,558 and undistributed net investment income of $12,445, respectively)	$ 18,569,133,956	$ 20,824,640,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2007	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.053	.041	.020	.011	.016
Distributions from net investment income	(.026)	(.053)	(.041)	(.020)	(.011)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	2.62%	5.45%	4.17%	2.04%	1.11%	1.59%
Ratios to Average Net Assets E
Expenses before reductions	-% A,D	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A,D	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A,D	.01%	.01%	.01%	.01%	.01%
Net investment income	5.19% A	5.32%	4.28%	2.13%	1.10%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,569,134	$ 20,824,640	$ 13,631,071	$ 9,747,742	$ 7,949,808	$ 4,286,512

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2007 (Unaudited)

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 18,624,869,819

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $34,907.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,756.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affliliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0108
1.810806.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2007 to November 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 to November 30, 2007
Actual	$ 1,000.00	$ 1,018.80	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0021%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/07	% of fund's investments 5/31/07	% of fund's investments 11/30/06
0 - 30	98.1	100.0	100.0
31 - 90	1.9	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	11/30/07	5/31/07	11/30/06
Fidelity Tax-Free Cash Central Fund	7 Days	5 Days	5 Days
All Tax-Free Money Market Funds Average*	31 Days	20 Days	25 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2007	As of May 31, 2007
Variable Rate Demand Notes (VRDNs) 99.2%	Variable Rate Demand Notes (VRDNs) 99.7%
Net Other Assets 0.8%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount	Value
Alabama - 1.8%
Huntsville Health Care Auth. Rev. Participating VRDN Series LB 07 FC12, 3.73% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 5,900,000	$ 5,900,000
Jefferson County Swr. Rev.:
Series 2002 C6, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,300,000	1,300,000
Series 2003 B3, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	8,000,000	8,000,000
		15,200,000
Alaska - 0.3%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 3.63%, VRDN (a)	2,700,000	2,700,000
Arizona - 5.0%
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,800,000	3,800,000
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,710,000	2,710,000
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	15,905,000	15,905,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series PZ 113, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,700,000	1,700,000
Series PZ 85, 3.66% (Liquidity Facility BNP Paribas SA) (a)(b)	300,000	300,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series AAB 05 54, 3.65% (Liquidity Facility Bank of America NA) (a)(b)	16,785,000	16,785,000
		41,200,000
California - 0.8%
Los Angeles Unified School District Participating VRDN Series ROC II R 10177, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,510,000	4,510,000
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.64% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,000,000	2,000,000
		6,510,000
Colorado - 0.3%
Boulder Valley School District Participating VRDN Series PZ 218, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	$ 1,205,000	$ 1,205,000
Series PZ 46, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		2,405,000
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev. (Masonicare Corp. Proj.) Series D, 3.6%, LOC Wachovia Bank NA, VRDN (a)	10,025,000	10,025,000
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.67% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,070,000	3,070,000
District of Columbia Rev. (American Psychological Assoc. Proj.) 3.61%, LOC Bank of America NA, VRDN (a)	4,060,000	4,060,000
		7,130,000
Florida - 12.4%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 3.6%, LOC SunTrust Banks, Inc., VRDN (a)	4,415,000	4,415,000
Florida Board of Ed. Participating VRDN:
Series MSTC 01 131, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,200,000	1,200,000
Series PA 969, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,440,000	3,440,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.66% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,300,000	1,300,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.66% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Genesis Rehabilitation Hosp.) Series 1996, 3.62%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.64%, VRDN (a)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.): - continued
Series 1985 D, 3.64%, VRDN (a)	$ 4,500,000	$ 4,500,000
Series 1995 A, 3.67%, VRDN (a)	4,900,000	4,900,000
Series 1997 B, 3.67%, VRDN (a)	3,100,000	3,100,000
Miami Parking Sys. Rev. 3.61% (AMBAC Insured), VRDN (a)	3,375,000	3,375,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,940,000	1,940,000
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 3.6%, LOC Bank of America NA, VRDN (a)	4,340,000	4,340,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,010,000	5,010,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.61%, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Palm Beach County Health Facilities Auth. Health Facilities Rev. (Bethesda Health Care Sys. Proj.) 3.6%, LOC SunTrust Banks, Inc., VRDN (a)	4,800,000	4,800,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.72% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,335,000	4,335,000
Pasco County School Board Ctfs. of Prtn. Series 1996, 3.68% (AMBAC Insured), VRDN (a)	6,100,000	6,100,000
Sunshine State Govt. Fing. Commission Rev. Series 1986, 3.66% (AMBAC Insured), VRDN (a)	4,400,000	4,400,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,340,000	2,340,000
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. 3.67%, LOC SunTrust Banks, Inc., VRDN (a)	4,830,000	4,830,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 3.68%, LOC Wachovia Bank NA, VRDN (a)	7,000,000	7,000,000
		102,520,000
Georgia - 3.8%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series 1283, 3.68% (Liquidity Facility Morgan Stanley) (a)(b)	3,300,000	3,300,000
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 3.64% (Liquidity Facility Societe Generale) (a)(b)	9,845,000	9,845,000
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 3.6%, LOC SunTrust Banks, Inc., VRDN (a)	1,250,000	1,250,000
Fulco Hosp. Auth. Rev. Anticipation Ctfs. 3.59%, LOC SunTrust Banks, Inc., VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 3.64% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 2,770,000	$ 2,770,000
Series PZ 271, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.61%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (a)	2,750,000	2,750,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 3.6%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
		31,775,000
Idaho - 0.8%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 3.65% (FSA Insured), VRDN (a)	6,800,000	6,800,000
Illinois - 6.8%
Chicago Board of Ed. School Reform Rev. Participating VRDN Series LB 07 P1, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,500,000	7,500,000
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,670,000	1,670,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 1284, 3.71% (Liquidity Facility Morgan Stanley) (a)(b)	4,000,000	4,000,000
Chicago Park District Participating VRDN Series Putters 974, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,865,000	2,865,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.86% (Liquidity Facility BNP Paribas SA) (a)(b)	2,310,000	2,310,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.63%, LOC Harris NA, VRDN (a)	700,000	700,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 2010, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,760,000	2,760,000
Series PT 871, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series Putters 605, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series Putters 687, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series ROC II R4536, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 5,075,000	$ 5,075,000
Illinois Health Facilities Auth. Rev. (Blessing Hosp. Proj.) Series 1999 B, 3.59% (FSA Insured), VRDN (a)	3,000,000	3,000,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series MACN 06 Q, 3.66% (Liquidity Facility Bank of America NA) (a)(b)	2,600,000	2,600,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4542, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,925,000	4,925,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1014, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,975,000	2,975,000
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series EC 1176, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,200,000	1,200,000
Will County Cmnty. High School District #210 Participating VRDN Series PZ 104, 3.66% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
		56,580,000
Indiana - 1.9%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN:
Series DB 149, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(b)	8,850,000	8,850,000
Series Putters 908, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,090,000	2,090,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.67%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series Merlots B21, 3.67% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,060,000	4,060,000
		16,000,000
Iowa - 1.1%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.67%, LOC KBC Bank NV, VRDN (a)	3,700,000	3,700,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3.59%, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
		8,900,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.6%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.69% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 3,700,000	$ 3,700,000
New Orleans Aviation Board Rev. Series 1993 B, 3.67% (MBIA Insured), VRDN (a)	1,105,000	1,105,000
		4,805,000
Maryland - 1.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,000	20,000
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial Convention, Inc. Proj.) Series B, 3.67% (AMBAC Insured), VRDN (a)	5,980,000	5,980,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,250,000	5,250,000
		11,250,000
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1997 B, 3.65% (AMBAC Insured), VRDN (a)	2,800,000	2,800,000
Michigan - 3.5%
Detroit Swr. Disp. Rev. Series B, 3.65% (FSA Insured), VRDN (a)	7,000,000	7,000,000
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,100,000	4,100,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,975,000	2,975,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.7% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series ROC II R 4551, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,185,000	2,185,000
Series ROC II R 550, 3.66% (Liquidity Facility Citibank NA) (a)(b)	1,995,000	1,995,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series G, 3.6% (CIFG North America Insured), VRDN (a)	2,950,000	2,950,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 3.6%, LOC Comerica Bank, Detroit, VRDN (a)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Lansing Proj.) 3.63%, LOC LaSalle Bank Midwest NA, VRDN (a)	$ 1,300,000	$ 1,300,000
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,995,000	1,995,000
		29,400,000
Minnesota - 2.9%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series B-1, 3.65% (MBIA Insured), VRDN (a)	3,050,000	3,050,000
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,315,000	1,315,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series A, 3.6% (AMBAC Insured), VRDN (a)	8,950,000	8,950,000
Series B, 3.69% (AMBAC Insured), VRDN (a)	8,000,000	8,000,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.68% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		23,715,000
Missouri - 4.6%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 3.66%, VRDN (a)	3,100,000	3,100,000
Howard Bend Levee District Participating VRDN Series PT 3338, 3.86% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,000,000	2,000,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) 3.67% (AMBAC Insured), VRDN (a)	5,060,000	5,060,000
(SSM Health Care Sys. Proj.) Series C-1, 3.65% (FSA Insured), VRDN (a)	5,645,000	5,645,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.):
Series A, 3.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,600,000	5,600,000
Series B, 3.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,600,000	8,600,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	8,000,000	8,000,000
		38,005,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 07 0013, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	$ 1,000,000	$ 1,000,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(b)	8,205,000	8,205,000
		9,205,000
Nevada - 4.6%
Clark County Arpt. Rev.:
Participating VRDN Series DB 180, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,845,000	6,845,000
Series E2, 3.6% (FGIC Insured), VRDN (a)	4,200,000	4,200,000
Clark County Fuel Tax Participating VRDN Series PZ 138, 3.66% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,640,000	3,640,000
Clark County School District Participating VRDN Series PZ 171, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,160,000	7,160,000
Las Vegas Gen. Oblig. 3.63%, LOC Lloyds TSB Bank PLC, VRDN (a)	10,075,000	10,075,000
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,140,000	4,140,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3.63% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
		38,160,000
New Jersey - 4.3%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series MS 06 2093, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	5,325,000	5,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series MS 06 2086, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	3,895,000	3,895,000
Series PT 2494, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	22,700,000	22,700,000
Series Putters 2199, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000,000	4,000,000
		35,920,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 1.5%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,370,000	$ 5,370,000
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 3.65%, LOC Barclays Bank PLC, VRDN (a)	6,600,000	6,600,000
		11,970,000
New York - 1.6%
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 3.62%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	7,350,000	7,350,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 3.66% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		12,950,000
Non State Specific - 0.1%
Multi-state Participating VRDN Series Putters 1850 F, 3.76% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,100,000	1,100,000
North Carolina - 1.6%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 3.67% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MACN 05 G, 3.66% (Liquidity Facility Bank of America NA) (a)(b)	3,415,000	3,415,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,780,000	1,780,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series EGL 07 0062, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series ROC II R 811, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
		12,975,000
Ohio - 4.0%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 3.68%, LOC KeyBank NA, VRDN (a)	$ 14,500,000	$ 14,500,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,865,000	2,865,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 3.62%, VRDN (a)	1,100,000	1,100,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 3.68% (CIFG North America Insured), VRDN (a)	12,350,000	12,350,000
		32,815,000
Oklahoma - 1.3%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 3.64%, LOC BNP Paribas SA, VRDN (a)	10,600,000	10,600,000
Oregon - 0.2%
Deschutes County Hosp. Facility Auth. Hosp. Rev. (Cascade Healthcare Cmnty., Inc. Proj.) 3.6% (AMBAC Insured), VRDN (a)	2,000,000	2,000,000
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 3.63%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,500,000	2,500,000
Allegheny County Indl. Dev. Auth. Rev. (Sacred Heart High School Proj.) 3.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Masonic Homes Proj.) 3.61% (AMBAC Insured), VRDN (a)	4,185,000	4,185,000
Luzerne County Series A, 3.57% (FSA Insured), VRDN (a)	2,950,000	2,950,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 3.67% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,885,000	1,885,000
Series MSTC 00 110, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,400,000	3,400,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series MS 06 1682, 3.68% (Liquidity Facility Morgan Stanley) (a)(b)	8,415,000	8,415,000
		24,335,000
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series LB 05 K7, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,225,000	1,225,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,640,000	$ 3,640,000
Tennessee - 0.8%
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.64%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 IV H2, 3.65% (AMBAC Insured), VRDN (a)	1,600,000	1,600,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
Tennessee Health & Edl. Facilities Board Rev. Participating VRDN Series LB 06 P10, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
		6,935,000
Texas - 11.7%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Series B, 3.6% (MBIA Insured), VRDN (a)	2,400,000	2,400,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 2, 3.6% (MBIA Insured), VRDN (a)	8,200,000	8,200,000
Series B2, 3.6% (MBIA Insured), VRDN (a)	1,360,000	1,360,000
Central Texas Reg'l. Mobility Auth. Rev. Participating VRDN Series BA 07 1019, 3.66% (Liquidity Facility Bank of America NA) (a)(b)	7,830,000	7,830,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 3.64% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,670,000	4,670,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.63% (Liquidity Facility Societe Generale) (a)(b)	200,000	200,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Gen. Oblig. Participating VRDN Series Putters 1682, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,400,000	2,400,000
Harris County Health Facilities Dev. Corp. Rev.:
(Christus Health Proj.) Series A2, 3.59% (AMBAC Insured), VRDN (a)	3,400,000	3,400,000
(Saint Dominic Village Proj.) Series 2000, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev.: - continued
(Texas Med. Ctr. Proj.) Series 2001, 3.6% (MBIA Insured), VRDN (a)	$ 3,600,000	$ 3,600,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,690,000	2,690,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,280,000	3,280,000
Leander Independent School District Participating VRDN Series Piper 05 C, 3.7% (Liquidity Facility Bank of New York, New York) (a)(b)	700,000	700,000
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 3111, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,310,000	5,310,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,980,000	2,980,000
Northside Independent School District Participating VRDN Series LB 05 K17, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Merlots 01 A10, 3.67% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,755,000	5,755,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series Putters 1693, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series MSTC 01 132, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,600,000	1,600,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,980,000	1,980,000
Texas Gen. Oblig. Participating VRDN:
Series ROC II R 4020, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,330,000	2,330,000
Series UBS 07 47, 3.66% (Liquidity Facility Bank of New York, New York) (a)(b)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 3.66% (Liquidity Facility Citibank NA) (a)(b)	$ 3,710,000	$ 3,710,000
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,950,000	13,950,000
		97,365,000
Utah - 2.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.6%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.68% (Liquidity Facility Morgan Stanley) (a)(b)	14,020,000	14,020,000
		21,820,000
Virginia - 0.8%
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(b)	5,800,000	5,800,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) 3.63%, LOC Branch Banking & Trust Co., VRDN (a)	1,100,000	1,100,000
		6,900,000
Washington - 4.9%
King County School District #401 Highline Pub. Schools Participating VRDN Series PT 1423, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,040,000	1,040,000
Port of Seattle Rev. Participating VRDN Series DB 168, 3.65% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Washington Gen. Oblig. Participating VRDN:
Series LB 06 P23U, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,315,000	3,315,000
Series ROC II R 7059, 3.69% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,100,000	5,100,000
Series ROC II R6070, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,625,000	8,625,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) 3.58%, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
(Mirabella Proj.) Series A, 3.62%, LOC HSH Nordbank AG, VRDN (a)	13,570,000	13,570,000
		40,650,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.5%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 1,985,000	$ 1,985,000
West Virginia Univ. Revs. Participating VRDN Series DB 385, 3.78% (Liquidity Facility Deutsche Bank AG) (a)(b)	2,135,000	2,135,000
		4,120,000
Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PT 761, 3.64% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	7,585,000	7,585,000
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 3.66%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,340,000	1,340,000
Series B, 3.62%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
3.62%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		13,425,000
Wyoming - 2.1%
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 3.67%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	11,600,000	11,600,000
Series 1984 B, 3.67%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	6,160,000	6,160,000
		17,760,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $823,590,000)		823,590,000
NET OTHER ASSETS - 0.8%		6,936,469
NET ASSETS - 100%		$ 830,526,469
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,905,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.64% (Liquidity Facility Dexia Cr. Local de France)	10/12/07	$ 15,905,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $823,590,000)		$ 823,590,000
Cash		14,576
Receivable for investments sold		4,452,990
Interest receivable		6,578,196
Total assets		834,635,762

Liabilities
Payable for investments purchased	$ 2,019,242
Distributions payable	2,084,720
Other payables and accrued expenses	5,331
Total liabilities		4,109,293

Net Assets		$ 830,526,469
Net Assets consist of:
Paid in capital		$ 830,502,161
Undistributed net investment income		21,525
Accumulated undistributed net realized gain (loss) on investments		2,783
Net Assets, for 830,449,684 shares outstanding		$ 830,526,469
Net Asset Value, offering price and redemption price per share ($830,526,469 ÷ 830,449,684 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2007 (Unaudited)

Investment Income
Interest		$ 10,163,248

Expenses
Custodian fees and expenses	$ 5,845
Independent trustees' compensation	918
Total expenses before reductions	6,763
Expense reductions	(5,726)	1,037
Net investment income		10,162,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33,179
Net increase in net assets resulting from operations		$ 10,195,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2007 (Unaudited)	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,162,211	$ 16,786,806
Net realized gain (loss)	33,179	148,303
Net increase in net assets resulting from operations	10,195,390	16,935,109
Distributions to shareholders from net investment income	(10,162,592)	(16,786,301)
Distributions to shareholders from net realized gain	(138,706)	-
Total distributions	(10,301,298)	(16,786,301)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,405,540,169	557,362,488
Cost of shares redeemed	(1,066,232,087)	(497,694,387)
Net increase (decrease) in net assets and shares resulting from share transactions	339,308,082	59,668,101
Total increase (decrease) in net assets	339,202,174	59,816,909

Net Assets
Beginning of period	491,324,295	431,507,386
End of period (including undistributed net investment income of $21,525 and undistributed net investment income of $21,906, respectively)	$ 830,526,469	$ 491,324,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2007	Years ended May 31,
	(Unaudited)	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.036	.028	.017	.003
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	.019	.036	.028	.017	.003
Distributions from net investment income	(.019)	(.036)	(.028)	(.017)	(.003)
Distributions from net realized gain	- F	-	-	-	-
Total distributions	(.019)	(.036)	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.88%	3.70%	2.87%	1.69%	.32%
Ratios to Average Net Assets E
Expenses before reductions	-%A,G	.01%	.02%	.02%	.03%A
Expenses net of fee waivers, if any	-%A,G	.01%	.02%	.02%	.01%A
Expenses net of all reductions	-%A,G	.01%	.01%	.02%	.01%A
Net investment income	3.68%A	3.63%	3.05%	1.51%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,526	$ 491,324	$ 431,507	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period February 3, 2004 (commencement of operations) to May 31, 2004.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended November 30, 2007 (Unaudited)

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 823,590,000

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $918.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,808.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Tax-Free Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

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Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 28, 2008